Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Other Information - Additional Information (Detail)						12 Months Ended
	Nov. 09, 2017 ARS ($)	Apr. 03, 2017 ARS ($)	Feb. 14, 2017 USD ($)	Feb. 01, 2017 Installment	Apr. 28, 2016 ARS ($)	Dec. 31, 2017 USD ($) $ / MWh $ / kWh Installment	Dec. 31, 2017 ARS ($) $ / MWh $ / kWh Installment	Dec. 31, 2016 ARS ($)	Dec. 31, 2015	Dec. 16, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
Debt balance							$ 1,853,477,112
Credit percentage on debt						100.00%	100.00%
Minimum energy capacity remuneration per MW for large cycle thermal power plant			$ 3,050
Minimum energy capacity remuneration per MW for large turbo steam thermal power plant			4,350
Minimum energy capacity remuneration per MW for large turbo generator thermal power plant			$ 3,550
Energy remuneration for operated thermal generators						2	2
Energy remuneration for gas generated engine | $ / MWh						7	7
Energy remuneration for liquid generated engine | $ / MWh						10	10
Energy remuneration for Hydroelectrica generated engine | $ / MWh						3.5	3.5
Energy remuneration for operated hidro generators | $ / MWh						1.4	1.4
Legal proceedings provision		$ 27,876,311			$ 76,184,868
Dividend payment amount		340,000,000
Increase decrease in reserve	$ 300,000,000	$ 301,042,576			$ 1,447,512,492
Term of the proposal								5 years
New prices tariff rate change maximum amount | Installment				48
Average power rate | $ / kWh						2.2828	2.2828
Percentage of capital stock reduction						50.00%	50.00%
Total tax income (expense) using statutory rate						(25.50%)	(25.50%)	(24.00%)	(22.50%)
Provision of Taxes [Member]
Disclosure Of Other Provisions [Line Items]
Legal proceedings provision							$ (411,770,483)	$ 438,569,971
Dividend payment amount							$ 107,792,572	91,268,674
Chocon [Member]
Disclosure Of Other Provisions [Line Items]
Minimum remuneration per MW for hydroelectic power						$ 2,000
Arroyito [Member]
Disclosure Of Other Provisions [Line Items]
Minimum remuneration per MW for hydroelectic power						$ 3,000
Argentina [Member]
Disclosure Of Other Provisions [Line Items]
Total tax income (expense) using statutory rate						35.00%	35.00%
Domestic wholesale price index percentage						100.00%	100.00%
Accumulated variation percentage						100.00%	100.00%
Domestic wholesale price index percentage						60.00%	60.00%
Accumulated variation percentage						30.00%	30.00%
Percentage of result use for revaluation						50.00%	50.00%
Argentina [Member] | Not Later Than Two Years [Member]
Disclosure Of Other Provisions [Line Items]
Total tax income (expense) using statutory rate						30.00%	30.00%
Argentina [Member] | Later Than Two Years [Member]
Disclosure Of Other Provisions [Line Items]
Total tax income (expense) using statutory rate						25.00%	25.00%
Availability Agreements for Combined Cycles and Turbosteam [Member]
Disclosure Of Other Provisions [Line Items]
Energy remuneration for gas generated plant						$ 5
Energy remuneration for LNG generated plant						$ 8
Top of Range [Member] | Argentina [Member]
Disclosure Of Other Provisions [Line Items]
Additional tax for individual						13.00%	13.00%
Additional tax for corporate						30.00%	30.00%
Bottom of range [member] | Argentina [Member]
Disclosure Of Other Provisions [Line Items]
Additional tax for individual						7.00%	7.00%
Additional tax for corporate						25.00%	25.00%
May 2017 to October 2017 [Member]
Disclosure Of Other Provisions [Line Items]
Base price for remuneration with commitment						$ 6,000
Additional price for remuneration for hydroelectric power per mega watt						500
May 2017 to October 2017 [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Maximum additional price for remuneration with commitment						1,000
November 2017 Onwards [Member]
Disclosure Of Other Provisions [Line Items]
Base price for remuneration with commitment						7,000
Additional price for remuneration for hydroelectric power per mega watt						$ 1,000
Additional remuneration equivalent, percentage						50.00%	50.00%
Number of monthly installments on maximum refund term | Installment						48	48
November 2017 Onwards [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Maximum additional price for remuneration with commitment						$ 2,000
Non-current Liabilities [Member]
Disclosure Of Other Provisions [Line Items]
Debt balance							$ 1,390,107,834	$ 1,274,204,700
Current Liabilities [Member]
Disclosure Of Other Provisions [Line Items]
Debt balance							$ 463,369,278
CAMMESA [Member]
Disclosure Of Other Provisions [Line Items]
Description of methodology and deadlines proposed to conceivable procedures						Instructs to CAMMESA to propose the necessary modifications to the conceivable PROCEDURES in 90 days.	Instructs to CAMMESA to propose the necessary modifications to the conceivable PROCEDURES in 90 days.
CAMMESA [Member] | Enel Generación Costanera S.A. [Member] | Mutual and Collateral Assignment Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Amount for financing the power plant operation under a mutual and collateral assignment agreement							$ 1,300,000,000
Description of methodology and deadlines to implement for the repayment of amount to finance the plant operation						The methodology and deadlines to implement for the repayment will be a maximum of 48 equal monthly payments with a 12 month grace period, counted from the installment of the last partial advance or on December 31, 2016, whichever occurs first.	The methodology and deadlines to implement for the repayment will be a maximum of 48 equal monthly payments with a 12 month grace period, counted from the installment of the last partial advance or on December 31, 2016, whichever occurs first.
Turbosteam Units [Member]
Disclosure Of Other Provisions [Line Items]
Reallocation of funds from Supplementary Works										$ 5,287,772
Maximum capacity of funds to perform Supplementary Works										$ 10,575,000